Schedule I - Financial Information of Parent Company (Details 5) (Parent Company, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Information of Parent Company
Amount due from related parties	$ 21,960	$ 20,747
Amount due to related parties	(12,881)	(12,995)
Triumph
Financial Information of Parent Company
Amount due from related parties	575	575
King's
Financial Information of Parent Company
Amount due from related parties	989	729
Taiwan Camelot
Financial Information of Parent Company
Amount due from related parties	1,410	1,410
Shanghai Camelot
Financial Information of Parent Company
Amount due from related parties	5	5
Beijing Camelot
Financial Information of Parent Company
Amount due from related parties	14,217	13,746
Asialink
Financial Information of Parent Company
Amount due from related parties	31	31
Bayshore
Financial Information of Parent Company
Amount due from related parties	4,370	4,147
Yinfeng
Financial Information of Parent Company
Amount due from related parties	363	104
Huaqiao
Financial Information of Parent Company
Amount due to related parties	$ (12,881)	$ (12,995)